UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08049

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact name of registrant as specified in charter)

165 MASON STREET
GREENWICH, CONNECTICUT 06830

(Address of principal executive offices)(Zip code)

Rebecca Gilding, Esq.

State Street Bank and Trust Company

One Lincoln Street/SUM0703

Boston, MA 02111

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (203) 622-2978

Date of fiscal year end: September 30

Date of reporting period: December 31, 2019

Item 1.  Schedule of Investments.

RENAISSANCE IPO ETF

RENAISSANCE INTERNATIONAL IPO ETF

2019

December 31, 2019

Renaissance Capital LLC

The IPO Expert

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Value (US$)

	COMMON STOCKS - 99.1%
	COMMUNICATION SERVICES - 13.3%
	Entertainment - 12.0%
9,953	Bilibili, Inc. - ADR *	$185,325
10,299	HUYA, Inc. - ADR *	184,867
42,167	iQIYI, Inc. - ADR *	890,145
22,373	Spotify Technology SA *	3,345,882
21,513	Tencent Music Entertainment Group - ADR *	252,563

		4,858,782

	Interactive Media & Services - 1.3%
29,367	Pinterest, Inc. - Cl. A *	547,401

		5,406,183

	CONSUMER DISCRETIONARY - 6.4%
	Automobiles - 1.4%
141,400	NIO, Inc. - ADR * (a)	568,428

	Diversified Consumer Services - 0.4%
7,832	GSX Techedu, Inc. - ADR *	171,207

	Hotels, Restaurants & Leisure - 0.3%
3,335	Luckin Coffee, Inc. - ADR * (a)	131,266

	Internet & Direct Marketing Retail - 3.3%
10,165	Chewy, Inc. - Cl. A *	294,785
23,728	Farfetch, Ltd. - Cl. A *	245,585
20,856	Pinduoduo, Inc. - ADR *	788,774

		1,329,144

	Leisure Equipment & Products - 0.6%
8,095	Peloton Interactive, Inc. - Cl. A * (a)	229,898

	Textiles, Apparel & Luxury Goods - 0.4%
8,015	Levi Strauss & Co. - Cl. A	154,609

		2,584,552

	CONSUMER STAPLES - 2.9%
	Food & Staples Retailing - 1.2%
21,026	BJ's Wholesale Club Holdings, Inc. *	478,132

	Food Products - 1.7%
8,987	Beyond Meat, Inc. * (a)	679,417

		1,157,549

	ENERGY - 0.8%
	Energy Equipment & Services - 0.8%
8,873	Cactus, Inc. - Cl. A	304,521

	FINANCIALS - 6.9%
	Banks - 0.2%
1,694	Intercorp Financial Services, Inc. *	69,962

	Capital Markets - 1.9%
5,919	Tradeweb Markets, Inc. - Cl. A	274,346
13,012	XP, Inc. - Cl. A *	501,222

		775,568

	Diversified Financial Services - 4.8%
78,562	AXA Equitable Holdings, Inc.	1,946,767

		2,792,297

See Accompanying Notes to Financial Statements.

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019 (continued)

Shares		Value (US$)

	HEALTH CARE - 15.0%
	Biotechnology - 3.3%
3,670	Allakos, Inc. *	$349,971
8,927	Allogene Therapeutics, Inc. * (a)	231,923
39,185	Moderna, Inc. *	766,459

		1,348,353

	Health Care Equipment & Supplies - 2.0%
26,920	Envista Holdings Corp. *	797,909

	Health Care Providers & Services - 1.3%
7,000	Guardant Health, Inc. *	546,980

	Life Sciences Tools & Services - 3.2%
1,828	10X Genomics, Inc. - Cl. A *	139,385
2,904	Adaptive Biotechnologies Corp. *	86,888
59,674	Avantor, Inc. *	1,083,083

		1,309,356

	Pharmaceuticals - 5.2%
70,839	Elanco Animal Health, Inc. *	2,086,208

		6,088,806

	INDUSTRIALS - 14.8%
	Commercial Services & Supplies - 0.4%
20,929	ADT, Inc. (a)	165,967

	Electrical Equipment - 0.3%
11,608	GrafTech International, Ltd.	134,885

	Machinery - 0.3%
8,687	Gates Industrial Corp. PLC *	119,533

	Road & Rail - 13.8%
36,061	Lyft, Inc. - Cl. A *	1,551,344
135,250	Uber Technologies, Inc. *	4,022,335

		5,573,679

		5,994,064

	INFORMATION TECHNOLOGY - 29.3%
	IT Services - 4.2%
33,526	Pagseguro Digital, Ltd. - Cl. A *	1,145,248
13,354	StoneCo, Ltd. - Cl. A *	532,691

		1,677,939

See Accompanying Notes to Financial Statements.

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019 (continued)

Shares		Value (US$)

	Software - 25.1%
16,204	Anaplan, Inc. *	$849,090
8,882	Avalara, Inc. *	650,606
17,662	Ceridian HCM Holding, Inc. *	1,198,897
24,385	Cloudflare, Inc. - Cl. A *	416,008
3,935	Crowdstrike Holdings, Inc. - Cl. A *	196,238
4,514	Datadog, Inc. - Cl. A *	170,539
29,400	DocuSign, Inc. *	2,178,834
40,090	Dropbox, Inc. - Cl. A *	718,012
11,996	Dynatrace, Inc. *	303,499
8,575	Elastic NV *	551,373
30,112	Slack Technologies, Inc. - Cl. A *	676,918
16,543	Smartsheet, Inc. - Cl. A *	743,112
8,506	SolarWinds Corp. *	157,786
16,360	SVMK, Inc. *	292,353
7,100	Tenable Holdings, Inc. *	170,116
5,171	Zoom Video Communications, Inc. - Cl. A *	351,835
11,953	Zscaler, Inc. *	555,814

		10,181,030

		11,858,969

	REAL ESTATE - 9.7%
	Equity Real Estate Investment Trusts (REITs) - 8.6%
36,289	Americold Realty Trust	1,272,293
87,504	VICI Properties, Inc.	2,235,727

		3,508,020

	Real Estate Management & Development - 1.1%
21,233	Cushman & Wakefield PLC *	434,002

		3,942,022

	TOTAL COMMON STOCKS (Cost - $41,063,792)	40,128,963

	SHORT-TERM INVESTMENTS - 3.3%
1,338,873	State Street Navigator Securities Lending Government Money Market Portfolio (b)	1,338,873

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,338,873)	1,338,873

	TOTAL INVESTMENTS - 102.4% (Cost - $42,402,665) (c)	$41,467,836
	LIABILITIES LESS OTHER ASSETS - (2.4) %	(968,029)

	NET ASSETS - 100.0%	$40,499,807

*	Non-income producing security.
(a)	Securities (or a portion of the security) on loan. As of December 31, 2019, the market value of securities loaned was $1,406,726. The loaned securities were secured with cash collateral of $1,338,873 and non-cash collateral with a value of $70,412. The non-cash collateral received consists of common stocks, and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(b)	Represents investments of cash collateral received in connection with securities lending.
(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $42,402,665.
At December 31, 2019, net depreciation for all securities was $934,829. This consists of aggregate gross unrealized appreciation of $2,530,125 and aggregate gross unrealized depreciation of $3,464,954.
ADR - American Depositary Receipt
PLC - Public Limited Company

See Accompanying Notes to Financial Statements.

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019 (continued)
Shares		Value (US$)

	COMMON STOCKS - 99.4%
	AUSTRALIA - 0.9%
16,260	Viva Energy Group, Ltd.	$21,908

	BRAZIL - 7.0%
2,190	Hapvida Participacoes e Investimentos SA	34,788
3,190	Neoenergia SA	19,730
6,830	Notre Dame Intermedica Participacoes SA	115,879

		170,397

	BRITAIN - 4.5%
8,040	Avast PLC	48,222
28,470	Quilter PLC	60,734

		108,956

	CHILE - 0.3%
3,240	Plaza SA	6,894

	CHINA - 35.1%
6,120	China East Education Holdings, Ltd. * (a)	12,817
13,700	China Feihe, Ltd. *	16,087
715,620	China Tower Corp., Ltd. - Cl. H	157,959
2,130	Ganfeng Lithium Co., Ltd. - Cl. H	5,303
5,470	Haidilao International Holding, Ltd. (a)	21,972
10,370	Hansoh Pharmaceutical Group Co., Ltd. *	34,468
16,770	Innovent Biologics, Inc. *	57,139
17,980	Meituan Dianping - Cl. B *	235,125
2,460	Ping An Healthcare and Technology Co., Ltd. *	17,947
5,160	Shandong Gold Mining Co., Ltd. - Cl. H	12,264
25,820	Shenwan Hongyuan Group Co., Ltd. - Cl. H *	7,787
40,580	Tianhe Chemicals Group, Ltd. * (b)	—
12,620	Tongcheng-Elong Holdings, Ltd. *	22,641
14,270	Topsports International Holdings, Ltd.	17,251
2,616	WuXi AppTec Co., Ltd. - Cl. H	32,447
139,990	Xiaomi Corp. - Cl. B *	193,664
13,220	Zhenro Properties Group, Ltd.	9,501

		854,372

	FINLAND - 1.0%
1,330	Kojamo Oyj	24,168

	FRANCE - 1.4%
1,330	La Francaise des Jeux SAEM *	35,544

	GERMANY - 10.0%
510	DWS Group GmbH & Co. KGaA	18,134
740	Knorr-Bremse AG	75,328
2,000	Siemens Healthineers AG	96,062
920	TeamViewer AG *	32,899
770	Traton SE *	20,656

		243,079

	HONG KONG - 3.2%
18,070	Budweiser Brewing Co., APAC, Ltd. *	60,989
7,340	ESR Cayman, Ltd. *	16,578

		77,567

	INDIA - 3.3%
5,940	Bandhan Bank, Ltd.	42,425
2,400	Embassy Office Parks REIT	14,386
530	HDFC Asset Management Co., Ltd.	23,686

		80,497

	ITALY - 2.2%
3,840	Nexi S.p.A. *	53,325

See Accompanying Notes to Financial Statements.

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019 (continued)
Shares		Value (US$)

	JAPAN - 9.7%
17,530	Softbank Corp.	$235,470

	NETHERLANDS - 10.1%
300	Adyen NV *	245,989

	NORWAY - 1.7%
3,450	Adevinta ASA *	40,869

	SWEDEN - 1.5%
3,090	EQT AB *	35,927

	SWITZERLAND - 3.3%
3,320	SIG Combibloc Group AG *	53,035
580	Stadler Rail AG *	28,982

		82,017

	THAILAND - 1.8%
106,010	Asset World Corp. PCL *	20,704
17,710	Osotspa PCL	23,945

		44,649

	UAE - 2.4%
6,810	Network International Holdings PLC *	57,822

	TOTAL COMMON STOCKS (Cost - $2,127,122)	2,419,450

	TOTAL INVESTMENTS - 99.4% (Cost - $2,127,122) (c)	$2,419,450
	LIABILITIES LESS OTHER ASSETS - 0.6%	15,763

	NET ASSETS - 100.0%	$2,435,213

*	Non-income producing security.
(a)	Securities (or a portion of the security) on loan. As of December 31, 2019, the market value of securities loaned was $11,096. The loaned securities were secured with non-cash collateral with a value of $11,699. The non-cash collateral received consists of common stocks, and is held for the benefit of the Fund at the Fund's custodian.
The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(b)	Security has been deemed worthless by the Advisor in accordance with the valuation policies and procedures approved by the Board of Trustees. The Advisor has determined this security to be a Level 3.
(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $2,127,122.
At December 31, 2019, net appreciation for all securities was $292,328. This consists of aggregate gross unrealized appreciation of $352,831 and aggregate gross unrealized depreciation of $60,503.
PLC - Public Limited Company
REIT - Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

Renaissance IPO ETFs Notes to Financial Statements
__________________________________________________________________________________
For the Period Ended December 31, 2019 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

SECURITY VALUATION: The values of the Funds' securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, values may be based on the mean between the last bid and ask prices, if available. For restricted securities, as well as securities or other assets for which market quotations are not readily available or are unreliable, those securities are to be valued at fair value using good faith estimates as determined in accordance with the Trust's Fund Securities Valuation Procedures, which is approved annually by the Board of Trustees (the "Board"). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Fair Value Committee, after consulting with representatives of the Fund's Adviser, Renaissance Capital LLC (the "Advisor"), and/or the Fund's Administrator, State Street Bank and Trust, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; (iii) short-term instruments with maturities of 60 days or less at the date of the purchase are valued at amortized cost, which approximates fair value; short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost; and (iv) determinations of value by one or more pricing services for a security or securities deemed comparable. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At December 31, 2019, all of the Funds' investments were valued based on Level 1 inputs, except as noted and detailed on the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Renaissance Capital Greenwich Funds

By:	/s/ William K. Smith
William K. Smith
President

Date: February 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William K. Smith
William K. Smith
President

By:	/s/ Kathleen S. Smith
Kathleen S. Smith
Treasurer

Date: February 21, 2020